INCOME TAXES - Loss carryforwards (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 2.3
indemnification receivable	15.0
Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	57.1
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	265.8
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	538.1
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 254.7